SCHEDULE OF DESCRIPTION OF SUBSIDIARIES INCORPORATED AND CONTROLLED BY THE COMPANY (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 shares [1]
Common stock, shares issued	14,687,500	14,687,500	13,250,000
Common stock, shares outstanding	14,687,500	14,687,500	13,250,000
Stock issued during period, value, new issues | $	$ 3,554,111
Homes to Life International Pte Ltd [Member]
Subsidiary, ownership percentage	100.00%	100.00%
Common stock, shares issued	20,001	20,001
Common stock, shares outstanding	20,001	20,001
Stock issued during period, value, new issues	$ 20,000	$ 1
Homes to Life Pte Ltd [Member]
Common stock, shares issued	38,800,000	38,800,000
Common stock, shares outstanding	38,800,000	38,800,000
Stock issued during period, value, new issues | $		$ 38,800,000
HTL Far East Pte. Ltd. [Member]
Subsidiary, ownership percentage	100.00%	100.00%
Common stock, shares issued	10,000	10,000
Common stock, shares outstanding	10,000	10,000
Stock issued during period, value, new issues | $	$ 10,000

[1]	The shares amounts are presented on a retroactive basis.